Information by business segment and by geographic area - Provisionally priced commodities sales (Details) - Accounts receivable $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) kt $ / t
Iron ore
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | kt	14,756
Provisional price | $ / t	90.3
Change	(10.00%)
Effect on Revenue | $	$ 133
Iron ore Pellets
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | kt	537
Provisional price | $ / t	91.2
Change	(10.00%)
Effect on Revenue | $	$ 5
Copper
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Thousand metric tons | kt	99
Provisional price | $ / t	7,827.0
Change	(10.00%)
Effect on Revenue | $	$ 78